united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 42.4%
	BANKS- 10.2%
1,500,000	Bank of America Corp. (a)	3 Month LIBOR + 4.17%	6.5000	Perpetual	1,620,000
1,000,000	Capital One Financial Corp. (a)	3 Month LIBOR + 3.80%	5.5500	Perpetual	1,030,000
500,000	Citigroup, Inc. (a)	3 Month LIBOR + 4.07%	5.9500	Perpetual	512,500
1,000,000	Citigroup, Inc. (a)	3 Month LIBOR + 4.06%	5.8750	Perpetual	1,026,650
2,000,000	Cooperatieve Rabobank UA (a,b)	3 Month LIBOR + 10.87%	11.0000	Perpetual	2,125,000
1,000,000	Goldman Sachs Group, Inc. (a)	3 Month LIBOR + 3.88%	5.7000	Perpetual	1,015,110
1,000,000	Goldman Sachs Group, Inc. (a)	3 Month LIBOR + 3.92%	5.3750	Perpetual	1,025,000
1,000,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.78%	6.7500	Perpetual	1,101,950
1,000,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.80%	5.3000	Perpetual	1,023,750
1,000,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	989,054
500,000	Wells Fargo & Co. (a)	3 Month LIBOR + 3.99%	5.8750	Perpetual	527,500
					11,996,514
	OIL & GAS SERVICES - 0.6%
637,500	Transocean Phoenix 2 Ltd. (b)		7.7500	10/15/2024	675,750

	PIPELINES - 1.9%
750,000	Enbridge, Inc.	3 Month LIBOR + 3.64%	6.2500	Perpetual	730,887
750,000	Energy Transfer Partners LP	3 Month LIBOR + 4.03%	6.2500	Perpetual	727,031
750,000	Plains All American Pipeline LP	3 Month LIBOR + 4.11%	6.1250	Perpetual	735,000
					2,192,918
	OTHER ABS - 29.7%
2,000,000	Ares XXVII CLO Ltd. (a,b)	3 Month LIBOR + 6.50%	8.8389	7/28/2029	2,044,000
1,000,000	Atrium XII 12A AR (a,b)	3 Month LIBOR + 0.83%	3.1771	4/22/2027	995,092
1,000,000	Atrium XIV LLC 14A A2A (a,b)	3 Month LIBOR + 1.45%	3.7971	8/23/2030	999,983
2,000,000	BlueMountain CLO 2018-22A Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7600	7/15/2031	1,998,607
750,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 5.35%	7.6637	5/15/2031	738,376
2,000,000	Carlyle Global Market Strategies CLO 2014-1A Ltd. (a,b)	3 Month LIBOR + 1.45%	0.0000	7/15/2031	2,000,000
250,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7392	7/16/2030	250,625
1,750,000	CIFC Funding 2014 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7326	1/18/2031	1,738,683
750,000	KKR CLO 10 Ltd. (a,b)	3 Month LIBOR + 6.50%	8.8406	9/15/2029	759,604
1,000,000	KKR CLO 18 Ltd. (a,b)	3 Month LIBOR + 2.35%	4.6826	7/18/2030	1,003,653
1,000,000	KKR CLO 32 Ltd. (a,b)	3 Month LIBOR + 1.00%	3.3446	4/15/2031	995,423
1,000,000	LCM 24A C Ltd. (a,b)	3 Month LIBOR + 2.25%	4.5975	3/20/2030	1,003,353
250,000	Madison Park Funding XII Ltd. (a,b)	3 Month LIBOR + 1.65%	3.9975	7/20/2026	250,522
625,000	Madison Park Funding XXIII Ltd. (a,b)	3 Month LIBOR + 1.70%	4.0369	7/27/2030	627,518
1,000,000	Madison Park Funding XXV Ltd. (a,b)	3 Month LIBOR + 6.10%	8.4353	4/25/2029	1,009,970
2,500,000	Magnetite XIX Ltd. (b,f,g)		0.0000	7/17/2030	2,141,799
1,000,000	Myers Park CLO 2018-1A A2 Ltd. (a,b)	3 Month LIBOR + 1.40%	0.0000	10/20/2030	1,000,000
1,000,000	Oak Hill Credit Partners XII 2015-12A Ltd. (a,b)	3 Month LIBOR + 1.30%	3.6471	7/23/2030	996,000
1,000,000	Octagon Investment Partners XIV 2012-1A BR Ltd. (a,b)	3 Month LIBOR + 2.60%	4.9392	7/15/2029	1,005,233
1,000,000	Octagon Investment Partners XIV 2012-1A DR Ltd. (a,b)	3 Month LIBOR + 7.15%	9.4892	7/15/2029	1,032,059
2,780,000	Race Point VIII CLO 2013-8A Ltd. (a,b)	3 Month LIBOR + 1.34%	3.6623	2/20/2030	2,818,573
1,000,000	RR 2 Ltd. (a,b)	3 Month LIBOR + 1.60%	3.9392	10/15/2029	999,461
4,500,000	Ryze Pass-Through Trust 2018-1 (a,b)	PRIME + 7.00%	12.0000	6/25/2038	4,488,750
2,500,000	Symphony CLO XVIII 2016-18A Ltd. (a,b)	3 Month LIBOR + 6.35%	8.6971	1/23/2028	2,536,873
1,000,000	THL Credit Wind River 2014-1 CLO Ltd. (a,b)	3 Month LIBOR + 1.05%	3.4051	7/18/2031	999,835
300,000	Voya CLO 2014-2 Ltd. (a,b)	3 Month LIBOR + 1.25%	3.5860	4/17/2030	300,617
					34,734,609

	TOTAL BONDS & NOTES (Cost - $49,524,364)				49,599,791

	CONVERTIBLE BONDS - 0.8%
	OIL & GAS - 0.8%
1,000,000	Weatherford International Ltd. (Cost - $990,020)		5.8800	7/21/2021	938,479

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.5%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 30.0%
192,726,002	Fannie Mae-Aces 2010-M3 X (f,h)		0.4650	3/25/2020	1,145,756
34,601	Fannie Mae-Aces 2010-M4 A3 (h)		3.8190	6/25/2020	34,960
108,271,156	Fannie Mae-Aces 2010-M4 X (f,h)		0.8747	6/25/2020	1,165,539
247,580,508	Fannie Mae-Aces 2010-M6 X (f,h)		0.2729	9/25/2020	1,598,132
285,881,871	Fannie Mae-Aces 2011-M1 X (f,h)		0.1643	6/25/2021	1,733,874
305,594,766	Fannie Mae-Aces 2011-M2 X (f,h)		0.1504	4/25/2021	1,986,366
158,751,846	Fannie Mae-Aces 2011-M3 X (f,h)		0.1336	7/25/2021	982,674
286,912,865	Fannie Mae-Aces 2011-M4 X (f,h)		0.1392	6/25/2021	1,953,877
447,521,304	Fannie Mae-Aces 2011-M8 X (f,h)		0.1317	8/25/2021	2,306,972
201,597,841	Fannie Mae-Aces 2011-M9 X (f,h)		0.1511	1/25/2021	797,319
428,044,219	Fannie Mae-Aces 2012-M1 X1 (f,h)		0.1578	10/25/2021	1,844,871
33,315,470	Fannie Mae-Aces 2012-M4 X (f,h)		0.6783	4/25/2022	495,568
146,334,126	Fannie Mae-Aces 2013-M3 X2 (f,h)		0.2092	11/25/2022	1,141,406
314,814,750	Fannie Mae-Aces 2018-M5 XI (f,h)		0.3207	9/25/2021	1,415,092
359,788,316	Fannie Mae-Aces 2018-M5 XP (h)		0.2000	9/25/2021	2,653,439

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Continued) - 30.0%
7,473,398	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (f,h)	1.3264	7/25/2026	570,033
20,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K721 X3 (f,h)	1.3384	9/25/2022	954,500
30,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K722 X3 (f,h)	1.4967	7/25/2044	1,762,500
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (f,h)	2.0165	11/25/2045	515,625
48,585,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (f,h)	0.7777	9/25/2025	2,071,421
15,059,385	Government National Mortgage Association 2012-139 (f,h)	0.8131	2/16/2053	836,624
22,659,582	Government National Mortgage Association 2013-176 (f,h)	1.0422	3/16/2046	1,240,952
3,685,418	Government National Mortgage Association 2015-21 (f,h)	0.9929	7/16/2056	216,610
7,919,947	Government National Mortgage Association 2015-32 (f,h)	0.8420	9/16/2049	471,039
21,509,569	Government National Mortgage Association 2015-136 (f,h)	0.6581	8/16/2055	1,093,009
6,965,333	Government National Mortgage Association 2015-146 (f,h)	0.8484	7/16/2055	412,731
15,447,668	Government National Mortgage Association 2015-188 (f,h)	0.7137	7/16/2057	747,590
4,500,067	Government National Mortgage Association 2016-143 (h)	0.9576	10/16/2056	368,443
9,554,049	Government National Mortgage Association 2016-94 (f,h)	1.1722	12/16/2057	840,804
7,439,812	Government National Mortgage Association 2018-2 (f,h)	0.7680	12/16/2059	534,216
19,982,053	Government National Mortgage Association 2018-99 (f,h)	0.5171	6/16/2060	1,208,614
				35,100,556
	U.S. TREASURY OBLIGATIONS - 8.5%
2,000,000	United States Treasury Note #	1.0000	9/15/2018	1,999,433
2,000,000	United States Treasury Note #	1.2500	11/15/2018	1,996,813
2,000,000	United States Treasury Note #	1.2500	12/31/2018	1,994,110
2,000,000	United States Treasury Note #	1.7500	11/30/2019	1,981,016
2,000,000	United States Treasury Note #	2.5000	5/31/2020	1,996,094
				9,967,466

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $44,523,531)			45,068,022

Shares	PREFERRED STOCKS - 6.6%	Dividend Rate (%)
	AUCTION RATE PREFERRED STOCKS - 0.9%
27	Eaton Vance Senior Floating-Rate Trust (c,d,e)	2.5100	Perpetual	641,250
18	Eaton Vance Senior Floating-Rate Trust (c,d,e)	2.4950	Perpetual	427,500
				1,068,750
	HEALTHCARE - PRODUCTS - 1.4%
25,000	Becton Dickinson and Co.	6.1250	5/1/2020	1,641,500

	INVESTMENT COMPANY - 0.8%
5,000	Mandatory Exchangeable Trust (b)	5.7500	6/1/2019	981,625

	OIL & GAS - 2.5%
25,000	Hess Corp.	8.0000	2/1/2019	1,865,000
20,000	Nabors Industries Ltd.	6.2500	5/1/2021	1,092,000
				2,957,000
	UTILITIES - 1.0%
20,000	South Jersey Industries, Inc.	7.2500	4/15/2021	1,088,700

	TOTAL PREFERRED STOCK - (Cost $7,715,070)			7,737,575

	OPEN END MUTUAL FUND - 7.1%
829,025	Leader Floating Rate Fund - Institutional Class ^ (Cost - $8,338,559)			8,323,415

	SHORT - TERM INVESTMENTS - 10.7%
	MONEY MARKET FUND - 10.7%
12,453,180	Federated Treasury Obligations Fund - Institutional Class 1.85% # (a) (Cost - $12,453,180)			12,453,180

	TOTAL INVESTMENTS - 106.1% (Cost - $123,544,724)			$124,120,462
	LIABILITIES LESS OTHER ASSETS - (6.1) %			(7,100,603)
	NET ASSETS - 100.0%			$117,019,859

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

Shares			Value ($)
		SECURITIES SOLD SHORT - (4.8) %
		INTERNET - (0.8) %
(5,500)		Alibaba Group Holding Ltd.	(962,555)

		HEALTHCARE - PRODUCTS - (1.1) %
(5,000)		Becton Dickinson and Co.	(1,309,350)

		OIL & GAS - (2.2) %
(25,000)		Hess Corp.	(1,683,500)
(42,000)		Weatherford International PLC	(101,640)
(125,000)		Nabors Industries Ltd.	(771,250)
			(2,556,390)
		UTILITIES - (0.7) %
(24,000)		South Jersey Industries, Inc.	(796,320)

		TOTAL SECURITIES SOLD SHORT (Proceeds - $5,543,472)	(5,624,615)

		ABS - Asset Backed Security
		CLO - Collateralized Loan Obligation
		H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	#	Segregated as collateral for securities sold short.
	^	Affiliated investment.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities amounted
		to $38,516,984 or 32.9% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. At August 31, 2018, these securities amounted
		to $1,068,750 or 0.9 % of net assets.
	(e)	Rate shown represents the dividend rate as of August 31, 2018.
	(f)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates
		and prepayments on the underlying pool of assets.
	(g)	Zero coupon collateralized loan obligation (CLO) due to seniority of CLO tranche. See Note 1 to the financial statements.
	(h)	Interest only security.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 41.5%
	BANKS - 14.4%
500,000	Bank of America Corp. (a)	3 Month LIBOR + 4.17%	6.5000	Perpetual	540,000
500,000	Citigroup, Inc. (a)	3 Month LIBOR + 4.07%	5.9500	Perpetual	512,500
500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.78%	6.7500	Perpetual	550,975
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	494,527
500,000	Wells Fargo & Co. (a)	3 Month LIBOR + 3.99%	5.8750	Perpetual	527,500
					2,625,502
	COMMERCIAL MBS - 2.7%
500,000	Ryze Pass-Through Trust 2018-1 (b)	PRIME + 7.00%	12.0000	Perpetual	498,750

	INSURANCE - 0.8%
145,000	MetLife, Inc. (a)	3 Month LIBOR + 3.57%	5.2500	12/29/2049	148,263

	OIL & GAS SERVICE - 1.2%
212,500	Transocean Phoenix 2 Ltd. (b)	3 Month LIBOR + 3.58%	7.7500	10/15/2024	225,250

	OTHER ABS - 17.1%
250,000	Carlyle Global Market Strategies CLO 2014-2R Ltd. (a,b)	3 Month LIBOR + 5.40%	7.6637	5/15/2031	246,125
400,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7392	7/16/2030	400,999
250,000	KKR CLO 10 Ltd. (a,b)	3 Month LIBOR + 6.50%	8.8406	9/15/2029	253,201
300,000	KKR CLO 18 Ltd. (a,b)	3 Month LIBOR + 2.35%	4.6826	7/18/2030	301,096
300,000	Madison Park Funding XXV Ltd. (a,b)	3 Month LIBOR + 6.10%	8.4353	4/25/2029	302,991
500,000	Magnetite XIX Ltd. (b,c,d)		0.0000	7/17/2030	428,360
265,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 2.60%	4.9392	7/15/2029	266,387
400,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 7.15%	9.4892	7/15/2029	412,824
500,000	Symphony CLO XVIII Ltd. (a,b)	3 Month LIBOR + 6.35%	8.6971	1/23/2028	507,374
					3,119,357
	PIPELINES - 5.3%
250,000	Enbridge, Inc. (a)	3 Month LIBOR + 3.64%	6.2500	3/1/2078	243,629
250,000	Energy Transfer Partners LP (a)	3 Month LIBOR + 4.03%	6.2500	Perpetual	242,344
500,000	Plains All American Pipeline LP (a)	3 Month LIBOR + 4.11%	6.1250	Perpetual	490,000
					975,973

	TOTAL BONDS & NOTES (Cost - $7,590,909)				7,593,095

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 55.6%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 52.9%
37,530,165	Fannie Mae-Aces 2010 - M3 X (c,d)		0.4650	3/25/2020	223,117
22,641,624	Fannie Mae-Aces 2010 - M4 X (c,d)		0.8747	6/25/2020	243,737
78,627,695	Fannie Mae-Aces 2010 - M6 X (c,d)		0.2729	9/25/2020	507,542
54,836,854	Fannie Mae-Aces 2011 - M1 X (c,d)		0.1643	6/25/2021	332,586
68,532,822	Fannie Mae-Aces 2011 - M2 X (c,d)		0.1504	4/25/2021	445,463
42,323,598	Fannie Mae-Aces 2011 - M3 X (c,d)		0.1336	7/25/2021	261,983
71,472,295	Fannie Mae-Aces 2011 - M4 X (c,d)		0.1392	6/25/2021	486,726
72,292,409	Fannie Mae-Aces 2011 - M8 X (c,d)		0.1317	8/25/2021	372,667
64,967,420	Fannie Mae-Aces 2011 - M9 X (c,d)		0.1511	1/25/2021	256,946
75,990,485	Fannie Mae-Aces 2012 - M1 X (c,d)		0.1578	10/25/2021	327,519
22,721,151	Fannie Mae-Aces 2012-M4 X1 (c,d)		0.6783	4/25/2022	337,977
115,527,559	Fannie Mae-Aces 2018-M5 XI (c,d)		0.3207	9/25/2021	519,296
70,554,019	Fannie Mae-Aces 2018-M5 XP (d)		0.2000	9/25/2021	520,336
4,900,658	Freddie Mac Multifamily Structured Pass Through Certificates K033 X1 (c,d)		0.3056	7/25/2023	68,928
19,561,917	Freddie Mac Multifamily Structured Pass Through Certificates K047 X1 (c,d)		0.2649	5/25/2025	193,565
6,307,248	Freddie Mac Multifamily Structured Pass Through Certificates K051 X1 (c,d)		0.6844	9/25/2025	207,477
2,491,133	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (c,d)		1.3264	7/25/2026	190,011
10,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K721 X3 (c,d)		1.3384	9/25/2022	477,250
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (c,d)		2.0165	11/25/2045	515,625
14,148,432	Freddie Mac Multifamily Structured Pass Through Certificates KS03 X (c,d)		0.4270	8/25/2025	189,518
15,000,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (c,d)		0.7777	9/25/2025	639,525
111,760,616	FREMP Mortage trust 2011-K15 X2 (d)		0.1000	8/25/2044	263,196
4,531,914	Government National Mortgage Association 2013-176 (c,d)		1.0422	3/16/2046	248,190
3,959,973	Government National Mortgage Association 2015-32 (c,d)		0.8420	9/16/2049	235,520
4,301,914	Government National Mortgage Association 2015-136 (c,d)		0.6581	8/16/2055	218,602
3,320,142	Government National Mortgage Association 2015-146 (c,d)		0.8484	7/16/2055	196,735
7,723,834	Government National Mortgage Association 2015-188 (c,d)		0.7137	7/16/2057	373,795
4,777,024	Government National Mortgage Association 2016-94 (c,d)		1.1722	12/16/2057	420,402
2,700,040	Government National Mortgage Association 2016-143 (d)		0.9576	10/16/2056	221,066
2,479,937	Government National Mortgage Association 2018-2 (c,d)		0.7680	12/16/2059	178,072
					9,673,372
	U.S. TREASURY OBLIGATIONS - 2.7%
500,000	United States Treasury Note		1.0000	9/15/2018	499,858

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,058,297)				10,173,230

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Coupon Rate (%)	Maturity	Value ($)
	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
238,158	Federated Treasury Obligations Fund 1.85% (a) (Cost - $238,158)			238,158

	TOTAL INVESTMENTS - 98.4% (Cost - $17,887,364)			$18,004,483
	OTHER ASSETS LESS LIABILITIES - 1.6%			292,533
	NET ASSETS - 100.0%			$18,297,016

	ABS - Asset Backed Securities
	CLO - Collateralized Loan Obligation
	H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
	MBS - Mortgage Backed Security
	Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities
	amounted to $4,106,553 or 22.4 % of net assets.
(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments
	on the underlying pool of assets.
(d)	Interest only security.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 97.0%
	ASSET BACKED - 97.0%
2,000,000	ALM VII R-2 Ltd. (a,b)	3 Month LIBOR + 2.75%	5.0892	10/15/2027	2,006,537
2,000,000	Anchorage Capital CLO 9 Ltd. (a,b)	3 Month LIBOR + 2.80%	5.1392	1/15/2029	2,009,049
3,000,000	Ares CLO Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6892	10/15/2029	2,997,171
2,000,000	Atrium CDO IX Corp. (a,b)	3 Month LIBOR + 1.24%	3.5514	5/28/2030	2,003,937
2,000,000	Atrium CDO XIV Corp. (a,b)	3 Month LIBOR + 1.45%	3.7971	8/23/2030	1,999,966
3,350,000	BlueMountain CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7475	1/20/2029	3,359,831
3,000,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.18%	3.5271	10/22/2030	3,007,500
1,412,500	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.95%	4.2971	10/22/2030	1,416,896
3,000,000	BlueMountain CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7138	11/15/2027	3,006,732
3,000,000	BlueMountain CLO XXII Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7600	7/15/2031	2,997,911
2,000,000	Carlyle Global Market Strategies CLO 2012-3 Ltd. (a,b)	3 Month LIBOR + 1.45%	3.7892	10/14/2028	2,001,687
2,000,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.68%	3.9993	8/14/2030	2,006,685
2,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd (a,b)	3 Month LIBOR + 1.35%	3.3369	7/15/2030	2,000,065
2,000,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. (a,b)	3 Month LIBOR + 1.53%	3.8775	10/20/2027	2,003,222
1,000,000	Carlyle Global Market Strategies CLO 2015-5 Ltd. (a,b)	3 Month LIBOR + 1.55%	3.8975	1/20/2028	1,002,294
2,000,000	CARLYLE US CLO 2017-1 Ltd. (a,b)	3 Month LIBOR + 1.65%	3.9975	4/20/2031	2,009,428
2,035,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.25%	3.5892	7/16/2030	2,039,538
2,000,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.75%	4.0892	7/16/2030	2,003,473
3,000,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7392	7/16/2030	3,007,494
2,000,000	CIFC Funding 2013-2A Ltd. (a,b)	3 Month LIBOR + 1.21%	3.5426	10/18/2030	2,002,017
500,000	CIFC Funding 2014-1A CR2 Ltd. (a,b)	3 Month LIBOR + 1.85%	4.1826	1/18/2031	496,768
2,000,000	CIFC Funding 2015-IV Ltd. (a,b)	3 Month LIBOR + 2.20%	4.5475	10/20/2027	2,004,589
2,000,000	CIFC Funding 2017-IV Ltd. (a,b)	3 Month LIBOR + 1.25%	3.5916	10/24/2030	2,014,987
1,000,000	Dryden 36 Senior Loan Fund (a,b)	3 Month LIBOR + 2.80%	5.1392	1/15/2028	1,003,834
2,500,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.80%	4.1392	7/15/2027	2,503,134
1,085,000	Dryden 49 Senior Loan Fund (a,b)	3 Month LIBOR + 1.21%	3.5426	7/18/2030	1,086,565
1,750,000	Dryden 58 Senior Loan Fund (a,b)	3 Month LIBOR + 1.25%	3.5712	7/17/2031	1,749,996
2,000,000	Gilbert Park CLO Ltd. (a,b)	3 Month LIBOR + 1.19%	3.5292	10/15/2030	2,003,117
2,000,000	Goldentree Loan Opportunities XI Ltd. (a,b)	3 Month LIBOR + 1.07%	3.4026	1/18/2031	1,998,392
2,000,000	Highbridge Loan Management 8-2016 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7475	7/20/2030	2,000,024
2,000,000	LCM 26 Ltd. (a,b)	3 Month LIBOR + 1.07%	3.4175	1/20/2031	2,001,972
2,850,000	LCM XVIII LP (a,b)	3 Month LIBOR + 1.22%	3.5675	4/20/2031	2,846,671
1,000,000	LCM XXIV Ltd. (a,b)	3 Month LIBOR + 2.25%	4.5975	3/20/2030	1,003,353
1,000,000	Madison Park Funding X Ltd. (a,b)	3 Month LIBOR + 1.90%	4.2475	1/20/2029	1,003,294
1,000,000	Madison Park Funding XX Ltd. (a,b)	3 Month LIBOR + 1.30%	3.6344	7/27/2030	1,000,281
1,000,000	Madison Park Funding XXVIII Ltd, (a,b)	3 Month LIBOR + 1.28%	3.6170	7/15/2030	999,299
2,000,000	Madison Park Funding XVIII Ltd. (a,b)	3 Month LIBOR + 1.19%	3.5371	10/21/2030	2,005,464
2,000,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 2.65%	4.9971	4/22/2029	2,013,900
2,000,000	Oak Hill Credit Partners XII Ltd. (a,b)	3 Month LIBOR + 1.30%	3.6471	7/23/2030	1,992,000
3,000,000	Octagon Investment Partners 28 Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7416	10/24/2027	3,004,030
1,000,000	Octagon Investment Partners 30 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.0475	3/17/2030	1,002,741
3,882,573	Octagon Investment Partners 31 Ltd. (a,b)	3 Month LIBOR + 2.40%	4.7475	7/20/2030	3,893,729
1,000,000	Octagon Investment Partners 32 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6892	7/15/2029	997,170
625,000	Octagon Investment Partners 32 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.0392	7/15/2029	626,735
1,000,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 2.60%	4.9392	7/15/2029	1,005,233
3,000,000	OHA Loan Funding 2016-1 Ltd. (a,b)	3 Month LIBOR + 1.80%	4.1475	1/20/2028	3,008,660
2,000,000	Palmer Square CLO 2015-2 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6975	7/20/2030	2,007,624
3,000,000	Palmer Square CLO 2015-2 Ltd. (a,b)	3 Month LIBOR + 1.80%	4.1475	7/20/2030	3,010,320
1,000,000	Palmer Square CLO 2018-2 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6118	7/16/2031	999,869
1,000,000	RRAM 2017-2A A2 (a,b)	3 Month LIBOR + 1.60%	3.9392	10/15/2029	999,461
3,000,000	RRAM 2018-3A A1R2 (a,b)	3 Month LIBOR + 1.09%	3.4292	1/15/2030	2,997,180
3,000,000	Sound Point CLO XVIII Ltd. (a,b)	3 Month LIBOR + 1.12%	3.4675	1/20/2031	2,998,028
2,500,000	THL Credit Wind River 2014-2 CLO Ltd. (a,b)	3 Month LIBOR + 1.14%	3.4792	1/15/2031	2,499,694
900,000	THL Credit Wind River 2017-1 CLO Ltd. (a,b)	3 Month LIBOR + 1.70%	4.0326	4/18/2029	900,505
1,000,000	Voya CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.21%	3.5492	10/15/2030	1,000,249
1,520,000	Voya CLO 2017-3 Ltd. (a,b)	3 Month LIBOR + 1.23%	3.5775	7/20/2030	1,522,651
2,000,000	Webster Park CLO Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6975	7/20/2030	2,000,720
	TOTAL ASSET BACKED SECURITIES (Cost - $111,111,941)				111,083,672

Shares	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
4,241,190	Federated Treasury Obligations Fund - Insitutional Class 1.85% (Cost - $4,241,190) (a)				4,241,190

	TOTAL INVESTMENTS - 100.7% (Cost - $115,353,130)				$115,324,862
	LIABILITIES LESS OTHER ASSETS - (0.7) %				(840,833)
	NET ASSETS - 100.0%				$114,484,029

	CLO - Collateralized Loan Obligation
(a)	Variable rate security; the rate shown represents the rate at August 31, 2018.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities
	amounted to $111,083,672 or 97.0 % of net assets.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018 for each Fund’s assets and liabilities at fair value.

Leader Short Duration Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$49,599,791	$-	$49,599,791
Convertible Bond	-	938,479	-	938,479
U.S. Government Agency Obligations	-	45,068,022	-	45,068,022
Preferred Stocks	-	7,737,575	-	7,737,575
Open Ended Mutual Fund	8,323,415	-	-	8,323,415
Short-Term Investments	12,453,180	-	-	12,453,180
Total Investments	$20,776,595	$103,343,867	$-	$124,120,462
Liabilities
Securities Sold Short
Common Stock	$5,624,615	$-	$-	$5,624,615

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$7,593,095	$-	$7,593,095
U.S. Government & Agency Obligations	9,673,372	499,858	-	10,173,230
Short-Term Investments	238,158	-	-	238,158
Total Investments	$9,911,530	$8,092,953	$-	$18,004,483
Leader Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$111,083,672	$-	$111,083,672
Short-Term Investments	4,241,190	-	-	4,241,190
Total Investments	$4,241,190	$111,083,672	$-	$115,324,862
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at August 31, 2018, were as follows:
		Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciasion (Deprecation)
Short Duration Bond		$118,138,617	$1,631,823	$(1,274,593)	$357,230
Total Return		17,887,364	285,839	(168,720)	117,119
Floating Rate		115,357,238	102,327	(134,703)	(32,376)

Affiliated Investments
Investments which are affiliates of the Funds at August 31, 2018 are noted in the Portfolios of Investments. A summary of the investment in the affiliated investment; Floating Rate, which is managed by the Advisor, is detailed below:
Fund	Affiliated Holding	Value at 5/31/18	Purchases	Sales	Shares at 8/31/18	Income	Realized Gain	Value at 8/31/18	Unrealized Loss
Short Duration Bond	Floating Rate	$9,650,838	$72,554	$(1,400,000)	829,025	$68,643	$23	$8,323,415	$(15,144)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/25/18

By

*/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 10/25/18